Cover Page Statement	Sep. 17, 2019
Cover page.
Entity Emerging Growth Company	false
Written Communications	false
Entity Incorporation, State or Country Code	DE
Entity Central Index Key	0000899866
Document Type	8-K
Document Period End Date	Sep. 17, 2019
Entity Registrant Name	ALEXION PHARMACEUTICALS, INC.
Entity Address, Address Line One	121 Seaport Boulevard
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	475
Local Phone Number	230-2596
Amendment Flag	false
Entity File Number	000-27756
Entity Tax Identification Number	13-3648318
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false